CONDENSED CONSOLIDATED BALANCE SHEETS [Parenthetical] - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts Receivable (in dollars)	$ 197,000	$ 165,000	$ 58,183
Preferred Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	19,000,000	19,000,000	19,000,000
Common Stock, Shares, Issued	9,721,974	9,711,604	5,101,770
Common Stock, Shares, Outstanding	9,721,974	9,711,604	5,101,770